Note 11: Related Party Transactions (Details) - USD ($)						3 Months Ended	12 Months Ended
		Dec. 30, 2013	Feb. 14, 2013	Jul. 10, 2012	Apr. 19, 2012	Dec. 31, 2015	Dec. 31, 2015	Oct. 06, 2015	Dec. 31, 2014	Jul. 22, 2013	May. 01, 2013
Options issued to officer				13,742,000						2,250,000	1,500,000
Options issued to officer 2				14,947,000
Options issued to officers exercise price				$ 0.18						$ 0.11	$ 0.17
Options issued to officer 2 expired								14,947,000
Options issued to officer 3 expired								750,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							12,008,825
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value							$ 0.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number						3,233,176	3,233,176
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period						10,622,189
Share-based Compensation Arrangement by Share-based Payment Award, Description		Stock Grant - On December 30, 2013, the Company’s Board of Directors adopted a stock grant program for officers and employees. Originally, shares under this grant were to be issued by June 15, 2014. Jeff Stockdale and Keith White have elected defer these grants (3,352,500 each) which will remain unissued. Therefore, on August 5, 2014, the board of directors deferred the stock grant to January 1, 2015. These shares were issued to Jeff Stockdale and Keith White on January 5, 2015 at $0.0389 per share.
Accounts payable - related parties	[1]					$ 2,485	$ 2,485		$ 500
Accrued liabilities - related parties	[1]					$ 370,000	$ 370,000		$ 200,000
Technology Acquisition
Related Party Transaction, Description of Transaction					The technology behind the Company’s products, (“Technology Acquisition”) was acquired through an exclusive Irrevocable Patent Assignment. See discussion Note 2(D) – Technology Acquisition, Note 10 – Commitments and Contingencies and Note 15 – Subsequent Events.
Nonoperating Subsidiary
Related Party Transaction, Description of Transaction					On April 1, 2011, the Company acquired AWG International Manufacturing Ltd., from the Company’s Chief Executive Officer by purchasing the one share issued and outstanding in AWG International Manufacturing Ltd. in exchange for one share of the Company’s common stock. The Company controls AWG International Manufacturing Ltd., a non-operating subsidiary which has no value attributed to it and as such the financial statements are not considered to be consolidated. See discussion Note 13 – Common Stock.
Inventor/applicant of provisional patent application
Related Party Transaction, Description of Transaction					On April 19, 2012, the inventor/applicant of provisional patent application titled, “Atmospheric Water Generation System” Application No. 61/489,588, assigned all rights, title and interests to the Company. The technology associated with this patent application will be used for a future line of proposed G4 and G5 products.
Initial base compensation of the named executive officers
Related Party Transaction, Description of Transaction				Effective July 10, 2012, the initial base compensation of the named executive officers, Chief Executive Officer, Chief Operating Officer and Financial Officer was set at $120,000 annually. There are no formal employment agreements with the named executive officers.
G2 patents to AWG International, Inc.
Related Party Transaction, Description of Transaction			On February 14, 2013, Keith White, as co-inventor, assigned the G2 patents to AWG International, Inc. The assigned patents include U.S. Patent No. 7,272,947, U.S. Patent 7,886,557, PCT Patent Application No. PCT/US/2005/031948, and all patents and patent applications throughout the world, including any divisions, reissues or continuations. The U.S. Patent 7,886,557 represents a patent derived from U.S. Patent No. 7,272,947, or an improvement to U.S. Patent No. 7,272,947.

[1]	Note 11